NOTE 13: WARRANT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of financial liabilities [abstract]
Schedule of warrant liability
						Warrants Outstanding as at December 31,
Issuance	Expiry Date	Exercise Price		Warrants issued	Common shares upon exercise	2018	2017
Convertible Debt Conversion (1)	April 23, 2020	$	C 0.39 $0.30	11,373,368	11,373,368	11,373,368	–
Note conversion (2)	April 23, 2020	$	C 0.39 $0.30	268,817	268,817	268,817	–
Shares issued (3)	June 11, 2019	$	C 0.36 $0.28	2,000,000	2,000,000	2,000,000	–
Note conversion (4)	October 22, 2019	$	C 0.36 $0.28	517,132	517,132	517,132	–
Shares issued (5)	October 22, 2019	$	C 0.36 $0.28	312,903	312,903	312,903	–
Convertible Debt Conversion (6)	December 14, 2020	$	C 0.19 $0.14	422,678	422,678	422,678	–
				14,894,898	14,894,898	14,894,898	–

Disclosure of detailed information about fair values of warrants
	As at December 31,
	2018	2017
Balance, beginning of period	$–	$–
Convertible Debt Conversion (1)	1,317,916	–
Shares issued (1)	303,427	–
Note conversion (1)	83,254	–
Change in fair value of warrant liability (2)	(1,598,425)	–
Total warrant liability	106,172	–
Less: non-current portion	(101,698)	–
Current portion of warrant liability	$4,474	$–

Disclosure of detailed information about Gain on revaluation of share purchase warrant liability
	Years ended December 31,
	2018	2017	2016
Convertible Debt Conversion	1,247,038	$–	$–
Shares issued	300,798	–	–
Note conversion	50,589	–	–
	1,598,425	$–	$–

Disclosure of detailed information about assumptions
(1)	Fair value at issuance based on the following assumptions for the Black-Scholes option pricing:

Risk-free interest rate	1.80% - 2.25%
Expected life	1 - 2 years
Expected volatility	100.0%
Forfeiture rate	0.0%
Dividend rate	0.0%

(2)	Fair value at December 31, 2018 based on the following assumptions for the Black-Scholes option pricing:

Risk-free interest rate	1.85%
Expected life	0.44 - 1.96 years
Expected volatility	100.0%
Forfeiture rate	0.0%
Dividend rate	0.0%